Business Combinations - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2015	Mar. 31, 2016
Xplain.io, Inc.
Business Acquisition [Line Items]
Consideration transferred	$ 19,695
Net assets acquired	$ 19,695
Fiscal 2017 Acquisition
Business Acquisition [Line Items]
Net assets acquired		$ 2,700